Document and Entity Information	Oct. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001360901
Document Type	8-K
Document Period End Date	Oct. 16, 2026
Entity Registrant Name	EVERCORE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32975
Entity Tax Identification Number	20-4748747
Entity Address, Address Line One	55 East 52nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10055
City Area Code	(212)
Local Phone Number	857-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	EVR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false